Financial risk management and impairment of financial assets (Tables)	12 Months Ended
Dec. 31, 2020
Financial risk management and impairment of financial assets
Schedule of liquidity risk

	Maturity analysis	Between 2 and 5	After more than
2020	Within 1 year	years	5 years	Total
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	2,401	—	—	2,401
Lease liabilities	175	700	397	1,272
Other borrowings	6,309	—	—	6,309
	8,885	700	397	9,982

		Between 2 and 5	After more than
2019	Within 1 year	years	5 years	Total
	£ 000	£ 000	£ 000	£ 000
Trade and other payables	1,371	524	—	1,895
Lease liabilities	219	700	572	1,491
	1,590	1,224	572	3,386